Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)			¥ (17,394)
Deferred tax expense
Income tax expense			¥ (17,394)